TAXATION (Tables)	12 Months Ended
Dec. 31, 2019
TAXATION
Schedule of Components of Income Tax Expense (Benefit)

The components of the income tax expenses for the years ended December 31, 2019, 2018 and 2017 are as follows

	The Years ended December 31,
	2019	2018	2017
Current income tax provision	$292,956	$11,567	$—
Deferred income tax provision	—	—	—
Total	$292,956	$11,567	$—

Schedule of Effective Income Tax Rate Reconciliation

Reconciliation of the income tax expenses at the PRC statutory EIT rate of 25% for the years ended December 31, 2019 , 2018 and 2017 and the Company’s effective income tax rates are as follows:

	The Years ended December 31,
	2019	2018	2017
Income(loss) before income taxes	$1,239,491	$(50,357)	$(745,660)
Statutory EIT rate	25%	25%	25%
Income tax benefit(expense) computed at statutory EIT rate	309,873	(12,589)	(186,415)
Reconciling items:
International tax rate differential	(16)	46	—
Non-deductible expenses	1,219	132,498	57,401
Valuation allowance change	(18,120)	(108,388)	129,014

Income tax expense	$292,956	$11,567	$—
Effective tax rate	24%	(23)%	—%

Schedule of Deferred tax assets

Significant components of deferred tax assets were as follows:

	The Years Ended December 31,
	2019	2018
Allowance for doubtful accounts	—	18,213
Impairment expenses	4,186	4,255
Deferred tax assets, gross	4,186	22,468
Less: Valuation allowance	(4,186)	(22,468)
Deferred tax assets, net	$—	$—